Research and Development - Research and Development (Detail) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development [Line Items]
Employees' compensation					$ 2,589,688		$ 0
Total	$ 14,298,925		$ 2,805,955		33,830,890		6,636,418		$ 13,279,780	$ 8,358,043	$ 5,947,294
Research and Development Expense [Member]
Research And Development [Line Items]
Outsourced service	12,866,582	[1]	451,146	[1]	29,824,534	[1]	1,284,197	[1]	5,100,980	1,241,479	2,372,248
Employees' compensation	1,310,597		2,198,113		3,621,325		4,975,468		7,278,999	4,833,957	3,083,337
Other expenses	115,828		133,705		362,635		310,321		265,243	193,250	292,688
Travel & entertainment	$ 5,918		$ 22,991		$ 22,396		$ 66,432		110,496	39,967	184,423
Test devices and mock-ups									524,062	2,049,390	14,598
Total									$ 13,279,780	$ 8,358,043	$ 5,947,294

[1]	Out of $29,824,534, for the nine months ended September 30, 2022, $26,919,670 was charged under the MSA contract and out of $12,866,582, for the three months ended September 30, 2022, $11,254,372 was charged under the MSA contract. (refer to Note 5).